Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of Inventories

(CHF in thousands)	12/31/2021	12/31/2020

Shoes	118,943	95,630
Apparel	14,359	6,700
Accessories	1,769	919
Allowances	(894)	(371)
Inventories	134,178	102,878